Unaudited Condensed Consolidated Statements of Operations (Parentheticals) ¥ in Thousands		6 Months Ended
		Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Workspace membership revenue		¥ 17		¥ 5
Marketing and branding service revenue		5,741		9,155
Other service revenue		637		1,814
Workspace membership				154
Marketing and branding service revenue		¥ 2,047		¥ 46,385
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (62.15)	$ (8.55)	¥ (86.55)
Diluted (in Shares)	[1]	806,427	806,427	443,883

[1]	Share and per share data have been retroactively restated to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.